Commitment and contingent liabilities - Mortgages and pledges Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortages and pledges narrative [abstract]
Carrying value property, plant and equipment related to mortgages and loans	€ 27,638	€ 29,154	€ 30,853
Total outstanding mortgages and pledges	105,610	77,849	21,142
Pledges on business goodwill	69,300	36,992	70,300
Current and other fixed assets pledges as security	€ 3,290	€ 3,301	€ 21,142